CARNIVAL CORPORATION & PLC CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
Common stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,960	1,960
Common stock, shares issued	647	646
Treasury stock, shares	52	39
Ordinary shares
Common stock, par value	$ 1.66	$ 1.66
Common stock, shares issued	215	214
Treasury stock, shares	33	31